Property, Plant, and Equipment - Summary Of Depreciation Expenses in The Financial Statements (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Depreciation expense	R$ 844,647	R$ 812,489	R$ 704,544
Cost of products sold [member]
Statement [Line Items]
Depreciation expense	405,966	406,002	364,826
Selling and marketing expenses [member]
Statement [Line Items]
Depreciation expense	285,671	279,023	248,112
General and administrative expenses [member]
Statement [Line Items]
Depreciation expense	R$ 48,635	R$ 52,568	R$ 34,044